Instruments eligible as capital	12 Months Ended
Dec. 31, 2022
Instruments Eligible As Capital
Instruments eligible as capital

19. Instruments eligible as capital

	2022	2021
Financial liabilities at fair value through profit or loss
Instruments eligible as capital	11,507	12,056
Total	11,507	12,056

There were no defaults or breaches of instruments eligible as capital or on any financial liability during 2022 and 2021.

In June 2019, the subsidiary Nu Financeira issued a subordinated financial note in the amount equivalent to US$18,824 at the issuance date, which was approved as Tier 2 capital by the Brazilian Central Bank in September 2019, for the purposes of calculation of regulatory capital. The note bears a fixed interest rate of 12.8%, matures in 2029, and is callable in 2024.

The Group designated the instruments eligible as capital at fair value through profit (loss) at its initial recognition. The gains of fair value changes arising from its own credit risk in the amount of US$2,008 were recorded in other comprehensive income (losses of US$1,051 and US$219 in the years ended December 31, 2021 and 2020). All other fair value changes and interests in the amount of US$10,653 (US$3,580 and US$1,984 in the years ended December 31, 2021 and 2020) were recognized as profit (loss).

	2022	2021	2020
Balance at beginning of the year	12,056	15,492	22,084
Interest accrued	(882)	2,137	1,689
Fair value changes	8,192	(5,717)	(3,673)
Own credit transferred to OCI	(2,008)	1,051	219
Effect of changes in exchange rates (OCI)	(5,851)	(907)	(4,827)
Balance at end of the year	11,507	12,056	15,492